CONVERTIBLE NOTES PAYABLE (Details Narrative)					3 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) integer	Apr. 04, 2024 USD ($) integer	Dec. 27, 2023	Mar. 31, 2025 USD ($) integer $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) integer $ / shares	Dec. 31, 2023 USD ($) integer $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Debt instrument interest rate								5.00%
Issuance of convertible notes					$ 97,100	$ 0
Convertible notes payable						56,000
Trading days | integer					10		10	10
Maturity date				Apr. 18, 2024
Proceeds from convertible debt					$ 92,000		$ 332,150	$ 28,000	$ 101,241
Less: Unamortized debt discount					138,836		126,839	18,070	135,900
Interest and debt expense					26,714	3,498		32,053	12,769
Amortization debt discount					73,222	26,923	245,250
Amortization debt discount									0
Accured Interest					133,572		101,769	60,669	34,872
Loans repaid					36,000	0	0	0
Amortization of debt discount					0	19,956	23,904	1,096
Day 1 loss on derivative					51,580	0	54,863	2,935
Derivative debt discount								28,000
Interest and debt expense								$ 12,769	12,072
Two Investors [Member]
Debt instrument interest rate								7.00%
Debt, conversion ratio								25
Convertible notes payable							332,150	$ 28,000
Loans repaid							0	0
Fair Value, Inputs, Level 3 [Member]
Amortization of debt discount					80,119		319,436	28,000
Day 1 loss on derivative					$ 51,580		54,863	$ 2,935
Seven (7) Convertible Notes Payable [Member]
Convertible notes payable							$ 233,450
Seven (7) Convertible Notes Payable [Member] | Minimum [Member]
Debt instrument interest rate							10.00%
Debt, conversion ratio							25
Seven (7) Convertible Notes Payable [Member] | Maximum [Member]
Debt instrument interest rate							20.00%
Debt, conversion ratio							45
Convertible Notes Payable [Member]
Debt instrument interest rate		10.00%	10.00%		8.00%		8.00%	8.00%
Conversion price | $ / shares							$ 0.50	$ 0.50
Debt, conversion ratio		45	55					25
Convertible notes payable	$ 56,100	$ 51,000	$ 100,000		$ 30,000		$ 30,000	$ 30,000
Original issue discount percentage	10.00%	10.00%	10.00%				10.00%
Trading days | integer		20	20
Maturity date		Feb. 04, 2025	Oct. 03, 2024		Sep. 30, 2021		Sep. 30, 2021	Sep. 30, 2021
Proceeds from convertible debt	$ 51,000						$ 98,700		101,241
Less: Unamortized debt discount	5,100						10,679
Amortization debt discount					$ 73,222	$ 6,967		$ 221,346	9,930
Convertible notes payable					30,000		30,000	30,000	30,000
Accured Interest					$ 105,102		$ 78,388	$ 46,335
Convertible debt									100,000
Repayments of convertible debt									$ 101,241
Shares issued | shares									101,241
Convertible Notes Payable [Member] | Minimum [Member]
Convertible notes payable, term					5 months		1 year	1 year
Debt instrument interest rate					7.00%		7.00%	7.00%
Debt, conversion ratio					25		25
Convertible Notes Payable [Member] | Maximum [Member]
Convertible notes payable, term					1 year		2 years	2 years
Debt instrument interest rate					10.00%		20.00%	10.00%
Conversion price | $ / shares					$ 0.50
Debt, conversion ratio					45		45
Convertible Notes Payable [Member] | Common Stocks [Member]
Conversion price | $ / shares									$ 1
Four Convertible Notes Payable [Member]
Convertible notes payable					$ 41,000
Four Convertible Notes Payable [Member] | Minimum [Member]
Debt instrument interest rate					8.00%
Debt, conversion ratio					25
Four Convertible Notes Payable [Member] | Maximum [Member]
Debt instrument interest rate					10.00%
Initial Convertible Notes Payable [Member]
Convertible notes payable	$ 84,559						$ 109,379
Fourteen And Twelve Convertible Notes Payable [Member]
Debt default long term debt amount					$ 275,779		273,279
Twelve (12) and Eleven (11) Convertible Notes Payable [Member]
Debt default long term debt amount							$ 273,279	$ 163,900